Related-Party Transactions (Tables)	Nov. 18, 2019
Virginia Electric and Power Company
Schedule of Related Party Transactions
Presented below are Virginia Power’s significant transactions with DES and other affiliates:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Commodity purchases from affiliates	$170	$196	$561	$733
Services provided by affiliates (1)	107	106	387	338
Services provided to affiliates	5	6	19	17
(1)
Includes capitalized expenditures of $33 million and $34 million for the three months ended September 30, 2019 and 2018, respectively, and $100 million and $109 million for the nine months ended September 30, 2019 and 2018, respectively.

Dominion Energy Gas Holdings, LLC
Schedule of Related Party Transactions
Presented below are Dominion Energy Gas’ significant transactions with DES, DECGS, DEQPS and other affiliates and related parties:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Sales of natural gas and transportation and storage services to affiliates	$60	$39	$187	$124
Services provided by related parties (1)	41	40	145	128
Services provided to related parties (2)	38	65	128	197
(1)
Includes capitalized expenditures of $9 million
for both the three months ended September 30, 2019 and 2018 and
$20 million and $27
million for the nine months ended September 30, 2019 and 2018, respectively.

(2)	Includes amounts attributable to Atlantic Coast Pipeline, a related-party VIE.

Schedule of Related Party Transactions
The following table presents affiliated and related party balances reflected in Dominion Energy Gas’ Consolidated Balance Sheets:

	September 30, 2019	December 31, 2018
(millions)
Other receivables (1)	$9	$13
Imbalances receivable from affiliates	7	16
Imbalances payable to affiliates (2)	1	4
(1)	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
(2)	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.